SUPPLEMENT DATED FEBRUARY 17, 2006

TO THE

STATEMENTS OF ADDITIONAL INFORMATION

OF THE

FUNDS INDICATED BELOW

The following supplements (and supersedes, where applicable) the information contained in the funds’ Statements of Additional Information concerning sales charge waivers that apply to purchases of Class A shares of the Funds:

Purchases of Class A shares may be made at net asset value without an initial sales charge by (i) Board Members and employees of Legg Mason, Inc. and its subsidiaries, as well as any funds (including the Smith Barney funds) affiliated with Citigroup Asset Management, as well as by retired Board Members and employees, the immediate families of such persons (i.e., such person’s spouse (including the surviving spouse of a deceased Board Member) and children under the age of 21) or by a pension, profit-sharing or other benefit plan for the benefit of such persons and (ii) any full time employee or registered representative of a fund’s distributor or of a member of the National Association of Securities Dealers, Inc. having dealer, service or other selling agreements with a fund’s distributor, and by the immediate families of such persons or by a pension, profit-sharing or other benefit plan for the benefit of such persons (providing such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase).

Sales to employees of Citigroup and its subsidiaries will no longer qualify for a Class A sales charge waiver unless such purchaser otherwise qualifies for a waiver under either item (ii) above or pursuant to another applicable full or partial sales charge waiver as otherwise described in the fund’s prospectus or statement of additional information.

Citifunds Trust I
Smith Barney Emerging Markets Equity Fund	January 4, 2005
SB Adjustable Rate Income Fund	September 28, 2005
Smith Barney Shares

Smith Barney Aggressive Growth Fund Inc.	December 29, 2005
Smith Barney Allocation Series Inc.	May 31, 2005
Balanced Portfolio
Conservative Portfolio
Growth Portfolio
High Growth Portfolio
Income Portfolio
Smith Barney Appreciation Fund Inc.	April 30, 2005
Smith Barney Arizona Municipals Fund Inc.	September 28, 2005
Smith Barney California Municipals Fund Inc.	June 28, 2005
Smith Barney Core Plus Bond Fund Inc.	March 18, 2005
Smith Barney Equity Funds
Smith Barney Social Awareness Fund	May 31, 2005
Smith Barney Fundamental Value Fund Inc.	January 28, 2006
Smith Barney Funds, Inc.
Smith Barney Large Cap Value Fund	April 29, 2005
Smith Barney Short-Term Investment Grade Bond Fund	April 29, 2005
U.S. Government Securities Fund	April 29, 2005
Smith Barney Income Funds
Smith Barney Dividend and Income Fund	November 28, 2005
SB Convertible Fund	November 28, 2005
Smith Barney Shares
Smith Barney Diversified Strategic Income Fund	November 28, 2005
Smith Barney High Income Fund	November 28, 2005
Smith Barney Municipal High Income Fund	November 28, 2005
SB Capital and Income Fund
Smith Barney Shares	April 29, 2005
Smith Barney Total Return Bond Fund	November 28, 2005
Smith Barney Investment Funds Inc.
Smith Barney Government Securities Fund	April 29, 2005
Smith Barney Hansberger Global Value Fund	August 29, 2005
Smith Barney Investment Grade Bond Fund	April 29, 2005
Smith Barney Multiple Discipline Funds — All Cap Growth and Value Fund	August 29, 2005

Smith Barney Multiple Discipline Funds — Balanced All Cap Growth and Value Fund	August 29, 2005
Smith Barney Multiple Discipline Funds — Global All Cap Growth and Value Fund	August 29, 2005
Smith Barney Multiple Discipline Funds — Large Cap Growth and Value Fund	August 29, 2005
Smith Barney Multiple Discipline Funds — All Cap and International Fund	August 29, 2005
Smith Barney Real Return Strategy Fund	January 30, 2006
Smith Barney Small Cap Value Fund	January 30, 2006
Smith Barney Small Cap Growth Fund	January 30, 2006
Smith Barney Investment Series
SB Growth and Income Fund	February 25, 2005
Smith Barney Shares
Smith Barney International Fund	February 25, 2005
Smith Barney Dividend Strategy Fund	February 25, 2005
Smith Barney Investment Trust
Smith Barney Intermediate Maturity California Municipals Fund	March 28, 2005
Smith Barney Intermediate Maturity New York Municipals Fund	March 28, 2005
Smith Barney Large Capitalization Growth Fund	March 28, 2005
Smith Barney Mid Cap Core Fund	March 28, 2005
Smith Barney Classic Values Fund	March 28, 2005
Smith Barney Managed Municipals Fund Inc.	June 28, 2005
Smith Barney Massachusetts Municipals Fund	March 29, 2005
Smith Barney Muni Funds
Florida Portfolio	July 29, 2005
Georgia Portfolio	July 29, 2005
Limited Term Portfolio	July 29, 2005
National Portfolio	July 29, 2005
New York Portfolio	July 29, 2005
Pennsylvania Portfolio	July 29, 2005
Smith Barney New Jersey Municipals Fund, Inc.	July 29, 2005
Smith Barney Oregon Municipals Fund	August 28, 2005

Smith Barney Sector Series Fund Inc.	February 25, 2005
Smith Barney Financial Services Fund
Smith Barney Health Sciences Fund
Smith Barney Technology Fund
Smith Barney Small Cap Core Fund, Inc.	April 29, 2005
Smith Barney Trust II
Smith Barney Diversified Large Cap Growth Fund	February 25, 2005
Smith Barney International Large Cap Fund	April 29, 2005
Smith Barney Small Cap Growth Opportunities Fund	February 25, 2005
Smith Barney Capital Preservation Fund	February 25, 2005
Smith Barney Capital Preservation Fund II	February 25, 2005
Smith Barney Short Duration Municipal Income Fund	February 25, 2005
Smith Barney World Funds, Inc.
Smith Barney Inflation Management Fund	February 28, 2005

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